Variable Annuity Account I ING Insurance Company of America
Supplement Dated June 7, 2002 to Prospectus and Contract Prospectus Summary Each dated May 1, 2002
Effective June 7, 2002, the principal executive offices of ING Insurance Company of America are located at:
Corporate Center One 2202 North Westshore Boulevard Suite 350 Tampa, FL 33607

Please continue to send all correspondence, including premium payments, inquiries, requests for Statement of Additional Information and any other communication regarding your contract to the following address:

ING Annuity Services 151 Farmington Avenue Hartford, CT 06156 1-800-262-3862
This supplement should be retained with your Prospectus and/or Contract Prospectus Summary.

X.87131-02A	June 2002